INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value - COP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Debt securities
Disclosure of financial assets [line items]
Cost	$ 28,502,257	$ 21,255,393
Unrealized Gain	548,031	389,129
Unrealized Losses	(83,932)	(35,530)
Fair Value	28,966,356	21,608,992
ECL	96,486	34,080
Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Cost	12,627,235	11,556,588
Unrealized Gain	220,361	118,746
Unrealized Losses	(397)	(31,392)
Fair Value	12,847,199	11,643,942
ECL	5,290	3,476
Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Cost	439,163	448,710
Unrealized Gain	21,910	17,654
Unrealized Losses		(686)
Fair Value	461,073	465,678
ECL	494	482
Securities issued by foreign Governments
Disclosure of financial assets [line items]
Cost	9,558,777	4,777,822
Unrealized Gain	184,925	219,998
Unrealized Losses	(80,378)	(390)
Fair Value	9,663,324	4,997,430
ECL	73,326	25,132
Securities issued by central banks
Disclosure of financial assets [line items]
Cost	1,861,216	969,832
Unrealized Gain	4,117	2,354
Unrealized Losses	(2,411)	(2,091)
Fair Value	1,862,922	970,095
ECL	4,293	1,210
Securities issued by other financial entities
Disclosure of financial assets [line items]
Cost	2,843,649	3,033,397
Unrealized Gain	69,033	22,451
Unrealized Losses	(250)	(923)
Fair Value	2,912,432	3,054,925
ECL	8,707	2,850
Securities issued by entities of the non-financial sector entities
Disclosure of financial assets [line items]
Cost	47,550	34,325
Unrealized Gain	2,020	515
Fair Value	49,570	34,840
ECL	51	38
Other debt securities
Disclosure of financial assets [line items]
Cost	1,124,667	434,719
Unrealized Gain	45,665	7,411
Unrealized Losses	(496)	(48)
Fair Value	1,169,836	442,082
ECL	$ 4,325	$ 892